Note 6 - Trade and Other Receivables (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of the components of trade and other receivables [text block]
	As at	As at
	June 30, 2019	March 31, 2019
Trade accounts receivable, net	$260,724	$365,008
Accrued gas receivables	6,331	13,637
Unbilled revenues	152,728	277,556
Other	37,179	16,414
	$456,962	$672,615